Leases - Maturity Schedule (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease Payment Obligation
Remainder of 2022	$ 4,436
2023	4,030	$ 5,762
2024	936	4,030
2025	393	936
2026	0	393
Total undiscounted lease payments	9,795	11,121
Less: Imputed interest	(472)	(595)
Present value of future lease payments	9,323	10,526
Operating lease liabilities, current	5,221	5,367	$ 3,536
Operating lease liabilities, noncurrent	4,102	$ 5,159	$ 8,824
Sublease Income
Remainder of 2022	(262)
2023	(349)
2024	(349)
2025	(204)
2026	0
Total undiscounted lease payments	(1,164)
Net Lease Obligation
Remainder of 2022	4,174
2023	3,681
2024	587
2025	189
2026	0
Total undiscounted lease payments	$ 8,631